Investment in associates	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Investment in associates
5.	Investment in associates

The Group’s investment in associates are summarized as below:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000
Share of profit/(loss) of associates, net of tax	245	456	(28)	(4)

		31.12.2016	31.12.2017	31.12.2017
		RMB’000	RMB’000	US$’000
Carrying amount of investment		3,836	2,185	345

Details of the associates are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2016	31.12.2017
			%	%
Held by subsidiaries
Sinjori Sdn. Bhd.	Property investment and development	Malaysia	14.0	14.0
Guangxi Yuchai Quan Xing Machinery Co., Ltd.	Manufacture spare part and sales of auto spare part, diesel engine & spare part, metallic materials, generator & spare part, chemical products (exclude dangerous goods), lubricating oil	People’s Republic of China	15.3	15.3
Guangxi Yulin Yuchai Property Management Co., Ltd. (“Property Management”) (i)	Property management	People’s Republic of China	22.9	—

Note:

(i)

In August 2017, YEMC disposed its equity interest in Property Management to State Holding Company for a consideration of RMB 1,832 (US$289). As a result, the Group recognized net gain on disposal of associate of RMB199 (US$31) in the Group’s profit or loss for the year ended December 31, 2017.